SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
NOTE 31: SHARE CAPITAL
(1)Authorised share capital
As permitted by the Companies Act 2006, the Bank has removed references to authorised share capital from its articles of association.
(2)Issued and fully paid ordinary shares

	2022 Number of shares	2021 Number of shares	2020 Number of shares	2022 £m	2021 £m	2020 £m
Ordinary shares of £1 each
At 1 January	1,574,285,752	1,574,285,752	1,574,285,751	1,574	1,574	1,574
Issued in the year	–	–	1	–	–	–
At 31 December	1,574,285,752	1,574,285,752	1,574,285,752	1,574	1,574	1,574
(3)Share capital and control
There are no limitations on voting rights or restrictions on the transfer of shares in the Bank other than as set out in the articles of association, and certain restrictions which may from time to time be imposed by law and regulations (for example, insider trading laws).
Ordinary shares
The holders of ordinary shares are entitled to receive the Bank’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Bank’s articles of association) and on a winding up may share in the assets of the Bank.
Issued and fully paid preference shares
The Bank has in issue various classes of preference shares which are all classified as liabilities under accounting standards and which are included in note 30.